SHARE-BASED COMPENSATION - Options Valuation Assumption (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Weighted-Average Risk-Free Annual Interest Rate	0.29%	0.31%
Weighted-Average Expected Annual Dividend Yield	0.00%	0.00%
Weighted-Average Average Probability at Change of Control	84.60%	85.30%
Weighted-Average Expected Life in Years	4 years	4 years
Weighted-Average Estimated Forfeiture Rate	0.00%	0.00%
Weighted-average fair value of stock options granted (in dollar per share)	$ 0.34	$ 0.18
Weighted-average remaining contractual life	3 years 4 months 24 days	8 years 9 months 18 days
Share-based compensation	$ 4,442,223	$ 2,547,792